DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued operations
Schedule of calculation of the gain on sale and closure of theatres and components of amounts reflected as (earnings) loss from discontinued operations in the Company's Consolidated Statements of Operations

(In thousands)	Total
(Predecessor)
Proceeds from sale of UK theatre	$395
Proceeds from sale of Canada theatres	1,472
Cash payment for closure of Canada theatre	(7,562)

Net cash payment	$(5,695)
Fixed asset write-offs	(1,885)
Recognition of cumulative translation losses in AOCI(1)	(11,069)
Legal and professional fees	(1,582)
Operating Lease Liabilities:
Deferred rent write-off	14,848
Unfavorable lease write-off	31,099
Deferred gain write-off	13,666

Gain on sale, net of lease termination expense	$39,382

(1)	Included in Consolidated Statements of Comprehensive Income (Loss) as follows:

(In thousands)	March 30, 2012 through August 30, 2012
(Predecessor)
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax	$866
Reclassification adjustment for foreign currency translation loss included in discontinued operations, net of tax	11,069

Total foreign currency translation adjustment, net of tax	$11,935

Seven Canada theatres and one United Kingdom theatre
Discontinued operations
Schedule of calculation of the gain on sale and closure of theatres and components of amounts reflected as (earnings) loss from discontinued operations in the Company's Consolidated Statements of Operations

	Calendar 2014	Calendar 2013	Transition Period
(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Revenues
Admissions	$—	$—	$—	$16,389
Food and beverage	—	—	—	6,099
Other theatre	—	—	—	548

Total revenues	—	—	—	23,036

Operating costs and expenses
Film exhibition costs	—	—	—	8,706
Food and beverage costs	—	—	66	1,252
Operating expense	—	—	439	15,592
Rent	—	—	—	7,322
General and administrative costs	—	—	221	511
Depreciation and amortization	—	—	—	263
Gain on disposition	(523)	(2,126)	(37)	(46,951)

Operating costs and expenses	(523)	(2,126)	689	(13,305)

Operating income (loss)	523	2,126	(689)	36,341
Investment income	—	—	(1)	(12)

Total other expense (income)	—	—	(1)	(12)

Earnings (loss) before income taxes	523	2,126	(688)	36,353
Income tax provision	210	830	—	1,200

Net earnings (loss)	$313	$1,296	$(688)	$35,153

Schedule of foreign currency translation adjustment

(In thousands)	March 30, 2012 through August 30, 2012
(Predecessor)
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax	$866
Reclassification adjustment for foreign currency translation loss included in discontinued operations, net of tax	11,069

Total foreign currency translation adjustment, net of tax	$11,935